FEDERATED INSURANCE SERIES
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 5, 2010
Securities and Exchange Commission
Office of Insurance Products
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED INSURANCE SERIES (the “Registrant”)
Federated Clover Value Fund II
Primary Shares
Service Shares
Federated Equity Income Fund II
Federated Fund for U.S. Government Securities II
Federated Mid Cap Growth Strategies Fund II
Federated High Income Bond Fund II
Primary Shares
Service Shares
Federated International Equity Fund II
Federated Capital Appreciation Fund II
Primary Shares
Service Shares
Federated Prime Money Fund II
Federated Market Opportunity Fund II
Service Shares
Federated Quality Bond Fund II
Primary Shares
Service Shares
Federated Kaufmann Fund II
Primary Shares
Service Shares
Federated Capital Income Fund II
(collectively, “the Portfolios”)
1933 Act File No. 33-69268
1940 Act File No. 811-8042
Dear Sir or Madam:

Post-Effective Amendment No. 53 under the Securities Act of 1933 and Amendment No. 54 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Registrant’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective 60 days after filing pursuant to the provisions of Rule 485(a) under the Securities Act of 1933.  A Rule 485(a) filing is being made to conform the registration statement to the requirements of Form N-1A, as amended, effective March 31, 2009.

Financial statements and other annually updated disclosure will be filed by amendment.  The Registrant anticipates filing these financial statements pursuant to Rule 485(b) on or about April 2, 2010, to become effective simultaneously with the effectiveness of Registrant's Rule 485(a) post-effective amendment.

Pursuant to the requirements of the Securities and Exchange Commission's final rule Release IC-29092 (Release Nos. 33-9089 and 34-61175) adopted December 23, 2009 and effective for all amendments filed on or after February 28, 2010, the Registrant will prepare and incorporate disclosures responsive to the final rule in its Rule 485(b) filing to be submitted on or about April 2, 2010.

The above-named Portfolios have been, for the most part, been updated to reflect the new N-1A requirements.  To aid your review of fee tables, bar charts and average annual total return tables, Federated Capital Appreciation Fund II and Federated Prime Money Fund II have been fully updated to reflect changes and therefore, may serve as master documents with respect to the other Portfolios in this filing. The Registrant will provide to you, under separate cover, a courtesy copy of revised fee tables, bar charts and average annual total return tables for all of the Portfolios in this filing.

The Registrant would also like to advise that the Portfolios do not have ticker symbols and therefore, ticker symbols will not be appearing on the cover pages of the Prospectuses and Statements of Additional Information.

In connection with the review of this filing by the staff, the Registrant acknowledges the staff’s view that: the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (412) 288-7574.

Very truly yours,

/s/ M. Allison Miller
M. Allison Miller
Senior Paralegal

Enclosures